MINERAL PROPERTIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hope Brook
Statement [Line Items]
Total consideration	$ 3,000,000
Ownership percentage description	First Mining owned a 20% interest in the Hope Brook Gold Project - a joint venture with Big Ridge who owned the remaining 80% interest and is the current operator. On July 31, 2025, the Company closed a transaction with Big Ridge to sell its remaining 20%
Cash	$ 7,000,000
Big Ridge ownership percentage	80.00%
Pre-impairment carrying value	$ 1,000,000
Duparquet [Member]
Statement [Line Items]
Environmental remediation activity	2,806,000	$ 3,035,000
Environmental remediation expenditures	2,365,000
Estimated remediation costs	$ 2,136,000	$ 1,535,000